Chapter 11 proceedings - Condensed Combined Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 29.5	$ 68.7	$ 150.9	$ 116.2
Restricted cash	4.2	5.2
Accounts receivable, net	34.3	76.0
Amount due from related party	8.1	11.2
Other current assets	18.7	15.1
Total current assets	94.8	176.2
Non-current assets
Drilling units	2,325.5	2,528.8
Other non-current assets	74.9	85.0
Total non-current assets	2,526.4	2,742.2
Total assets	2,621.2	2,918.4
Current liabilities
Amount due to related party	33.2	36.6
Trade accounts payable	8.5	3.2
Other current liabilities	17.0	125.8
Total current liabilities	114.1	1,260.9
Liabilities subject to compromise	1,978.0	0.0
Non-current liabilities
Deferred taxes	39.3	48.4
Other non-current liabilities	9.8	18.2
Total non-current liabilities	437.8	1,271.5
Total equity	91.3	386.0	$ 457.0	$ 478.1
Total liabilities and shareholders’ equity	2,621.2	2,918.4
Consolidated Entities Under Chapter 11 Bankruptcy
Current assets
Cash and cash equivalents	19.4	$ 41.1
Restricted cash	4.2
Accounts receivable, net	34.3
Amount due from related party	5.4
Other current assets	18.8
Intercompany current assets	5.4
Total current assets	87.5
Non-current assets
Drilling units	2,325.5
Equipment	0.2
Shares in subsidiaries	1,657.8
Other non-current assets	74.6
Intercompany non-current assets	218.4
Total non-current assets	4,276.5
Total assets	4,364.0
Current liabilities
Amount due to related party	28.9
Trade accounts payable	8.4
Other current liabilities	24.4
Intercompany current liabilities	38.7
Total current liabilities	100.4
Liabilities subject to compromise	1,976.8
Non-current liabilities
Deferred taxes	39.3
Other non-current liabilities	15.7
Intercompany non-current liabilities	396.1
Total non-current liabilities	451.1
Total equity	1,835.7
Total liabilities and shareholders’ equity	$ 4,364.0